NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of Non-Controlling Interests
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2026	December 31, 2025
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$9,728	$9,305
Participating non-controlling interests – in a holding subsidiary held by the partnership	341	333
	$10,069	$9,638
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2025	Net income (loss)	Other comprehensive (loss) income	Capital contributions	Distributions	Change in Ownership	Other	As at June 30, 2026
Brookfield Americas Infrastructure Fund	78%	$39	$—	$—	$—	$—	$—	$(1)	$38
Brookfield Infrastructure Fund II	43% - 60%	1,171	7	(10)	—	(352)	—	(7)	809
Brookfield Infrastructure Fund III	35% - 71%	745	(50)	(41)	—	(2)	—	(3)	649
Brookfield Infrastructure Fund IV	75%	871	(36)	56	—	—	—	—	891
Brookfield Infrastructure Income Fund	7% - 25%	812	(3)	47	—	(17)	—	(2)	837
Isagen institutional partners	54%	4,268	27	427	—	(138)	—	—	4,584
Isagen public non-controlling interests	0.3%	24	—	2	—	—	—	—	26
The Catalyst Group	25%	196	7	—	—	—	—	—	203
TerraForm Power	19%	113	(21)	(1)	—	—	—	(1)	90
Other	1.3% - 80%	1,066	(35)	(29)	391	(16)	231	(7)	1,601
Total		$9,305	$(104)	$451	$391	$(525)	$231	$(21)	$9,728